Credit Risk and Concentrations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Credit Risk and Concentrations [Abstract]
Schedule of risk percentage of revenue from customers
	For the Nine Months Ended September 30, 2017		For the Nine Months Ended September 30, 2016
	$	%	$	%
Customer A	6,345	16%	--	--
Customer B	--	--	10,180	26%

	For the Three Months Ended September 30, 2017		For the Three Months Ended September 30, 2016
	$	%	$	%
Customer C	1,424	12%	--	--
Customer D	1,237	10%	--	--
Customer B	--	--	1,463	13%
Customer E	--	--	1,857	17%

	Year Ended December 31, 2016		Year Ended December 31, 2015
	$	%	$	%
Customer A	11,650	28%	16,705	25%
Customer B	—	—	7,492	11%